Transactions with Related Parties and Affiliates (Details Narrative)						1 Months Ended	7 Months Ended		8 Months Ended		9 Months Ended	10 Months Ended		11 Months Ended		12 Months Ended
	Jun. 21, 2023 USD ($) Capacity	Apr. 27, 2023 USD ($) Capacity	Mar. 29, 2023 USD ($) Capacity	Mar. 06, 2023 USD ($) Capacity	Feb. 05, 2023 USD ($) Capacity	Aug. 31, 2024 USD ($)	Jul. 27, 2022 USD ($) Capacity	Jul. 26, 2022 USD ($)	Aug. 31, 2023 Capacity	Sep. 13, 2022 Capacity	Sep. 21, 2022 Capacity	Nov. 09, 2023 USD ($) Capacity	Oct. 31, 2023 USD ($)	Dec. 14, 2022 USD ($) Capacity	Nov. 17, 2022 Capacity	Dec. 31, 2024 USD ($) Capacity	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Related Party Transaction [Line Items]
Payments for Capital Improvements																$ 747,023,000	$ 182,898,000	$ 433,777,000
Operating Costs and Expenses																77,169,000	69,449,000	56,754,000
Extraordinary fees and costs expenses related other expense																8,697,000	14,438,000	14,020,000
Vessel operating expenses (entirely through related parties transactions)																349,160,000	331,653,000	312,022,000
Capitalized expenses	$ 2,574,000	$ 2,579,000	$ 3,028,000	$ 1,600,000	$ 1,305,000		$ 986,000							$ 243,000		1,166,000		16,745,000
General and administrative expenses																85,165,000	80,559,000	67,180,000
Amounts due from manager, short-term - Book Value																36,620,000	0
Other Receivable, after Allowance for Credit Loss, Noncurrent																0	39,570,000
Amounts due to manager, short-term - Book Value																$ 0	(32,026,000)
Additions					$ 35,605,000							$ 66,733,000
Vessel year built	2023	2023	2023	2016	2023		2022		2019	2022	2022	2023		2016	2022	2024
Vessel type	Capesize	Capesize	Capesize	Capesize	Kamsarmax		Kamsarmax			Capesize	Capesize			Kamsarmax	Capesize
Vessel capacity in DWT | Capacity	182,212	182,169	182,115	181,221	82,010		82,003		81,692	182,393	182,079	5,300		84,852	182,064	5,300
Working capital balances																$ (318,926,000)	(249,875,000)	(782,334,000)
Upon Acquisition of 36-vessel drybulk fleet from Navios Holdings [Member]
Related Party Transaction [Line Items]
Additions								$ 835,000,000
Upon Acquisition of 36-vessel drybulk fleet from Navios Holdings [Member] | First 15 of 36 Vessels [Member]
Related Party Transaction [Line Items]
Date of delivery								July 29, 2022
Upon Acquisition of 36-vessel drybulk fleet from Navios Holdings [Member] | Remaining 21 of 36 Vessels [Member]
Related Party Transaction [Line Items]
Date of delivery								September 8, 2022
Superintendent attendances and claims preparation [Member]
Related Party Transaction [Line Items]
Operating Costs and Expenses																4,141,000	4,730,000	3,479,000
Extraordinary crewing fees and costs [Member]
Related Party Transaction [Line Items]
Operating Costs and Expenses																322,000	3,047,000	11,262,000
Deposits For Vessels Acquisitions and Other Long-term Assets
Related Party Transaction [Line Items]
Capitalized expenses																9,925,000	7,425,000
Management Agreement [Member]
Related Party Transaction [Line Items]
Payments for Capital Improvements																31,995,000	57,166,000	18,901,000
Management Agreement [Member] | Upon Completion Of The Mergers [Member] | Ultra Handymax Vessels [Member]
Related Party Transaction [Line Items]
Daily management fee																4,750	4,620	4,480
Management Agreement [Member] | Upon Completion Of The Mergers [Member] | Panamax Vessels [Member]
Related Party Transaction [Line Items]
Daily management fee																4,860	4,720	4,580
Management Agreement [Member] | Upon Completion Of The Mergers [Member] | Capesize Vessels [Member]
Related Party Transaction [Line Items]
Daily management fee																5,910	5,740	5,570
Management Agreement [Member] | Upon Completion Of The Mergers [Member] | Container vessel of 1,300 TEU to 3,400 TEU [Member]
Related Party Transaction [Line Items]
Daily management fee																6,670	6,470	6,280
Management Agreement [Member] | Upon Completion Of The Mergers [Member] | Containership of TEU 3,000 up to 4,999 [Member]
Related Party Transaction [Line Items]
Daily management fee																6,790	6,590	6,400
Management Agreement [Member] | Upon Completion Of The Mergers [Member] | Containership Vessels of TEU 5,000 up to 6,800 [Member]
Related Party Transaction [Line Items]
Daily management fee																7,540	7,320	7,110
Management Agreement [Member] | Upon Completion Of The Mergers [Member] | Containership of TEU 8,000 up to 9,999 [Member]
Related Party Transaction [Line Items]
Daily management fee																8,500	8,250	8,010.00
Management Agreement [Member] | Upon Completion Of The Mergers [Member] | Containership of TEU 10,000 up to 11,999 [Member]
Related Party Transaction [Line Items]
Daily management fee																9,040.00	8,770	8,520
Management Agreement [Member] | Upon Completion Of The Mergers [Member] | MR1 and MR2 product tankers and chemical tankers [Member]
Related Party Transaction [Line Items]
Daily management fee																7,460	7,240	7,030.00
Management Agreement [Member] | Upon Completion Of The Mergers [Member] | LR1 Product Tanker [Member]
Related Party Transaction [Line Items]
Daily management fee																	7,670	7,440
Management Agreement [Member] | Upon Completion Of The Mergers [Member] | LR2 and LR1 Product Tanker [Member]
Related Party Transaction [Line Items]
Daily management fee																7,900
Management Agreement [Member] | Upon Completion Of The Mergers [Member] | VLCC [Member]
Related Party Transaction [Line Items]
Daily management fee																10,550	10,240	9,940
Management Agreement [Member] | Upon Acquisition Of Navios Acquisition [Member]
Related Party Transaction [Line Items]
Technical and commercial management daily fee																$ 50.00
Annual growth factor of management fees																3.00%
Management Agreement [Member] | Upon Acquisition Of Navios Acquisition [Member] | Specialized transhipper vessel [Member]
Related Party Transaction [Line Items]
Daily management fee																$ 550
Management Agreement [Member] | Upon Acquisition of 36-vessel drybulk fleet from Navios Holdings [Member]
Related Party Transaction [Line Items]
Technical and commercial management daily fee																25.000
Master Management Agreement [Member]
Related Party Transaction [Line Items]
Commercial management fee revenue percentage						1.25%
S&P fee percentage						1.00%
Termination fees discount rate						6.00%
Master Management Agreement [Member] | Owned Vessel [Member]
Related Party Transaction [Line Items]
Technical management fee						$ 950
Renewed Management Agreement [Member]
Related Party Transaction [Line Items]
Agreement term						10 years
Navios Holdings [Member]
Related Party Transaction [Line Items]
General and administrative expenses																63,776,000	59,946,000	$ 50,190,000
Amounts due from manager, short-term - Book Value																34,089,000
Other Receivable, after Allowance for Credit Loss, Noncurrent																$ 0	39,570,000
Amounts due to manager, short-term - Book Value																	$ (32,026,000)
Partners Omnibus Agreement [Member]
Related Party Transaction [Line Items]
Related party transaction, description of transaction																Navios Partners has entered into an omnibus agreement with Navios Holdings (the “Partners Omnibus Agreement”) in connection with the closing of Navios Partners’ IPO governing, among other things, when Navios Holdings and Navios Partners may compete against each other as well as rights of first offer on certain drybulk carriers. Pursuant to the Partners Omnibus Agreement, Navios Holdings generally agreed not to acquire or own Panamax or Capesize drybulk carriers under time charters of three or more years without consent as required under such agreement. The Omnibus Agreement, however, contains significant exceptions that allow Navios Holdings or any of its affiliates to acquire or own these drybulk carriers.
Navios South American Logistics Inc. [Member] | Navios Vega [member]
Related Party Transaction [Line Items]
Charter-out daily rate													$ 25,800
Date of delivery													first quarter of 2024
Charter revenue																$ 8,067,000
Agreement date description																addendum to the time charter agreement, dated in March 2025, the daily rate was amended as follows: (a) $14.0 per day, effective from January 1, 2025, through December 31, 2026; (b) $38.8 per day effective from January 1, 2027, through December 31, 2028; and (c) $25.8 per day effective from January 1, 2029, until termination.
Navios South American Logistics Inc. [Member] | Navios Vega [member] | January 1, 2025 [Member]
Related Party Transaction [Line Items]
Charter-out daily rate													$ 14,000
Navios South American Logistics Inc. [Member] | Navios Vega [member] | January 1, 2027 [Member]
Related Party Transaction [Line Items]
Charter-out daily rate													38,800
Navios South American Logistics Inc. [Member] | Navios Vega [member] | January 1, 2029 [Member]
Related Party Transaction [Line Items]
Charter-out daily rate													$ 25,800
Navios South American Logistics Inc. [Member] | Amounts Due from Related Parties [Member] | Navios Vega [member]
Related Party Transaction [Line Items]
Other Receivable, after Allowance for Credit Loss, Noncurrent																$ 2,531,000
Entity affiliated with the Company's Chairwoman and CEO [Member]
Related Party Transaction [Line Items]
Related party transaction, description of transaction																In December 2024, the Company completed the sale of two entities to an entity affiliated with the Company’s Chairwoman and Chief Executive Officer, Angeliki Frangou, for a nominal consideration.During the fourth quarter of 2023, the Company completed the sale of four entities to an entity affiliated with the Company’s Chairwoman and Chief Executive Officer, Angeliki Frangou, in consideration of nominal par value for the outstanding stock.